Document and Entity Information Document	Oct. 27, 2026
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	LPL Financial Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34963
Entity Tax Identification Number	20-3717839
Entity Address, Address Line One	4707 Executive Drive,
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(800)
Local Phone Number	877-7210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - par value $0.001 per share
Trading Symbol	LPLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001397911
Amendment Flag	false